Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets (Details) - Land and Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use-assets, at cost [Member]
Right-of-use-assets, at cost:
Right-of-use-assets, Balance beginning	$ 1,338	$ 1,927
Right-of-use-assets, Deconsolidated subsidiary	(625)
Right-of-use-assets, Disposal		(656)
Right-of-use-assets, Lease modification		(18)
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)	55
Right-of-use-assets, CPI and revaluation differences	19	30
Right-of-use-assets, Balance ending	725	1,338
Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Balance Beginning	599	618
Accumulated depreciation, Depreciation and amortization	284	411
Accumulated depreciation, Deconsolidated subsidiary	(381)
Accumulated depreciation, Disposal		(430)
Accumulated depreciation, Balance ending	502	599
Right-of-use assets, net	$ 223	$ 739